Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Settlement payables (Note 32(b))	$ 30,000,000	$ 23,000,000
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	21,000,000	24,000,000
Maximum exposure to credit risk			$ (153)	$ 1,120
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	2,400,000,000	1,500,000,000
Settlement payables (Note 32(b))	144,000,000	70,000,000
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	29,000,000	32,000,000
Embedded Derivatives | Zinc | Trade accounts payable and other liabilities
Disclosure of detailed information about financial instruments [line items]
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	8,000,000	8,000,000
Embedded Derivatives | Zinc | Provisions and other liabilities
Disclosure of detailed information about financial instruments [line items]
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	$ 21,000,000	24,000,000
Embedded Derivatives | Gold stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	15.00%
Derivative financial assets	$ 236,000,000	106,000,000
Embedded Derivatives | Gold stream embedded derivative | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	27,000,000	11,000,000
Embedded Derivatives | Gold stream embedded derivative | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 209,000,000	95,000,000
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	5.00%
Derivative financial assets	$ 183,000,000	52,000,000
Embedded Derivatives | Silver | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	12,000,000	3,000,000
Embedded Derivatives | Silver | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	171,000,000	49,000,000
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (24,000,000)	(33,000,000)
Reasonably possible change In risk variable, percent	1.00%
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (73,000,000)	(44,000,000)
Reasonably possible change In risk variable, percent	10.00%
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	$ (4,000,000)	(1,000,000)
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	5,000,000	54,000,000
Canada, Dollars | Borrowings by name | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			$ 315
Canada, Dollars | Currency Risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(15,000,000)	112,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)	$ 1,600,000,000	$ 1,500,000,000